Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Net operating income	[1]	$ 34,122	$ 37,292
UK
Disclosure of geographical areas [line items]
Net operating income		6,270	6,247
Hong Kong
Disclosure of geographical areas [line items]
Net operating income		11,490	10,393
US
Disclosure of geographical areas [line items]
Net operating income		2,313	2,146
Mainland China
Disclosure of geographical areas [line items]
Net operating income		67	1,246
– other countries/territories
Disclosure of geographical areas [line items]
Net operating income		$ 13,982	$ 17,260

[1]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.